SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 94.9%
	Alabama — 4.2%
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	$ 4,000,000	$ 4,206,772
[a]	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.25% due 12/1/2053 (put 12/1/2030)	1,375,000	1,477,304
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.875% due 8/1/2037 (put 8/1/2024)	1,750,000	1,750,025
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	3,110,000	3,324,301
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.50% due 10/1/2042 - 10/1/2044	3,195,000	3,426,119
[a]	Southeast Alabama Gas Supply District (Guaranty: Morgan Stanley Group), 5.00% due 6/1/2049 (put 5/1/2032)	4,750,000	5,008,576
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	5,000,000	5,365,295
[a]	Southeast Energy Authority A Cooperative District, Series B, 5.00% due 1/1/2054 (put 6/1/2030)	5,000,000	5,244,395
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	6,000,000	6,411,822
	UAB Medicine Finance Authority (UAB Medicine Obligated Group), Series B, 5.00% due 9/1/2034	5,430,000	5,562,910
	Alaska — 0.1%
	State of Alaska International Airports System AMT, Series C, 5.00% due 10/1/2029	750,000	791,338
	Arizona — 1.2%
	Arizona (Scottsdale Lincoln Hospitals) HFA, Series A, 5.00% due 12/1/2031	2,500,000	2,513,965
	Arizona Board of Regents (University of Arizona SPEED), 5.00% due 8/1/2029	1,000,000	1,001,011
[a]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	5,000,000	5,028,620
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series A, 5.00% due 7/1/2031	2,200,000	2,257,184
	Salt Verde Financial Corp. (Gas Supply Acquisition; Guaranty: Citigroup, Inc.), 5.25% due 12/1/2028	770,000	811,393
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	750,000	690,033
	Arkansas — 0.1%
	County of Pulaski (Arkansas Children’s Hospital), 5.00% due 3/1/2042 - 3/1/2043	1,000,000	1,088,358
	California — 5.5%
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	2,815,000	2,815,870
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2032 - 8/15/2033	950,000	976,532
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	3,250,000	3,420,514
	California Infrastructure & Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,501,170
	California Municipal Finance Authority (Republic Services, Inc.) AMT,
[a]	Series A, 4.00% due 7/1/2041 (put 10/1/2024)	2,000,000	2,000,000
[a]	Series B, 4.00% due 7/1/2051 (put 7/15/2024)	2,000,000	1,999,978
	California Pollution Control Financing Authority (Republic Services, Inc.) AMT,
[a,b]	4.125% due 7/1/2043 (put 8/15/2024)	1,000,000	1,000,372
[a,b]	Series A2, 4.05% due 11/1/2042 (put 7/15/2024)	3,750,000	3,750,000
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	2,000,000	1,996,143
	City of Los Angeles Department of Airports AMT,
	Series A, 4.75% due 5/15/2040	1,500,000	1,504,702
	Series B, 5.00% due 5/15/2034	1,750,000	1,780,872
	Series C, 5.00% due 5/15/2033	2,000,000	2,181,734
	Series D, 5.00% due 5/15/2041	4,000,000	4,021,552
	City of San Mateo (City of San Mateo Community Facilities District No. 2008-1) (BAM), 5.25% due 9/1/2040	5,000,000	5,664,850
	Delano Financing Authority (City of Delano Police Station & Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	1,340,000	1,341,164
[a,b]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank AG), Series 2024-8135, 5.10% due 4/1/2060 (put 7/1/2024)	11,000,000	11,000,000
	Franklin-McKinley School District (NPFG) GO, 5.25% due 8/1/2027	1,000,000	1,063,972
	Fresno (Educational Facilities & Improvements) (NPFG) USD GO, Series A, 6.00% due 8/1/2026	470,000	481,547
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series B, 6.125% due 11/1/2029	2,060,000	2,200,562
	North City West School Facilities Financing Authority (Carmel Valley Schools) (AGM), Series A, 5.00% due 9/1/2024	1,080,000	1,081,238
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2032 - 8/1/2034 (pre-refunded 8/1/2025)	3,000,000	3,060,330
	Colorado — 0.8%
	City & County of Denver Airport System Revenue AMT, Series A, 5.00% due 11/15/2041	1,660,000	1,758,192
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2041	1,500,000	1,630,583
	Series A-2, 5.00% due 8/1/2038	1,000,000	1,052,019
	Colorado School of Mines (AGM) (Green Bond), Series A, 5.00% due 12/1/2039 - 12/1/2043	1,310,000	1,426,664
	Denver City & County Housing Authority (Three Towers Rehabilitation) (AGM) AMT, 5.20% due 11/1/2027	1,180,000	1,180,561
	State of Colorado COP, Series A, 5.00% due 9/1/2032	350,000	368,337
	Connecticut — 2.3%
	City of Hartford (Various Public Improvements) (AGM) GO, Series A, 5.00% due 7/1/2031	1,700,000	1,717,632
	City of New Haven (BAM) GO, 5.25% due 8/1/2043	1,900,000	2,106,165
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	1,000,000	1,028,174
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	13,173,678
	Series C, 5.00% due 6/15/2028 - 6/15/2029	1,890,000	2,019,434

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series E, 5.00% due 9/15/2033	$ 2,650,000	$ 2,834,777
	District of Columbia — 0.7%
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue) (AGC), Series B, Zero Coupon due 10/1/2024	5,000,000	4,952,945
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 4.00% due 10/1/2041	1,750,000	1,689,273
	Florida — 4.9%
	Broward County School Board (Educational Facilities) COP, Series B, 5.00% due 7/1/2032	200,000	202,223
	City of Lakeland (Electric Power System Smart Grid Project), 5.25% due 10/1/2036	2,770,000	3,266,162
	City of Lakeland (Electric Power System Smart Grid Project) (AGM), 5.25% due 10/1/2027	3,680,000	3,908,005
	City of Orlando (Senior Tourist Development) (AGM), Series A, 5.00% due 11/1/2036 - 11/1/2037	2,335,000	2,436,277
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,027,056
	County of Broward Airport System Revenue AMT, 5.00% due 10/1/2042	2,850,000	2,925,781
	County of Broward Port Facilities Revenue AMT,
	5.00% due 9/1/2037 - 9/1/2041	2,050,000	2,195,107
	Series B, 4.00% due 9/1/2039	1,500,000	1,474,095
	County of Miami-Dade, Series A, 5.00% due 4/1/2043	500,000	540,813
	County of Miami-Dade (Miami International Airport), Series B, 5.00% due 10/1/2028 - 10/1/2031	5,335,000	5,350,199
	County of Miami-Dade Aviation Revenue AMT,
	Series A, 5.00% due 10/1/2032 - 10/1/2035	4,000,000	4,001,821
	Series B, 5.00% due 10/1/2040	2,500,000	2,555,415
	County of Miami-Dade Seaport Department AMT, Series A, 5.00% due 10/1/2041 - 10/1/2042	3,050,000	3,191,041
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035 - 8/1/2037	3,405,000	3,489,535
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	1,750,000	1,753,549
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,057,242
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2025 (pre-refunded 12/1/2024)	500,000	503,432
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2040 - 11/1/2041	715,000	743,334
	Palm Beach County Housing Finance Authority (Lake Worth Towers Preservation LP) (FNMA), 4.85% due 6/1/2041	1,338,748	1,419,417
	School Board of Miami-Dade County COP, Series A, 5.00% due 5/1/2030	3,250,000	3,282,838
	School District of Manatee County (School Facilities Improvement) (AGM), 5.00% due 10/1/2032	2,250,000	2,311,375
	Georgia — 5.2%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons LLC), 5.00% due 6/15/2025 - 6/15/2028	1,835,000	1,836,807
	Georgia Housing & Finance Authority, Series B, 5.05% due 12/1/2043	1,470,000	1,553,678
[a]	Main Street Natural Gas, Inc. (Guaranty: Citigroup Global Markets), Series C, 5.00% due 12/1/2054 (put 12/1/2031)	3,400,000	3,583,726
[a]	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.), Series D, 5.00% due 5/1/2054 (put 12/1/2030)	5,000,000	5,248,485
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2034 - 5/15/2043	15,410,000	16,344,485
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 5.00% due 5/1/2054 (put 9/1/2031)	7,840,000	8,301,643
[a]	Series B, 5.00% due 7/1/2053 (put 3/1/2030)	2,000,000	2,100,750
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	8,000,000	8,424,848
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2034	2,295,000	2,429,650
	Savannah (International Paper Co.) EDA, Series B, 1.90% due 8/1/2024	2,000,000	1,996,210
	Guam — 0.1%
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2024	1,350,000	1,352,011
	Hawaii — 0.2%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2034	2,000,000	2,111,972
	Idaho — 0.6%
	Idaho Housing & Finance Association (FHLMC, FNMA, GNMA),
	Series A, 4.45% due 1/1/2044	1,990,000	1,966,196
	Series C, 4.65% due 7/1/2043	3,485,000	3,521,979
	Illinois — 12.8%
	Chicago Board of Education Dedicated Capital Improvement Tax, 5.50% due 4/1/2042 - 4/1/2043	2,375,000	2,654,388
	Chicago O’Hare International Airport,
	Series C, 5.00% due 1/1/2038	2,920,000	2,967,634
	Series D, 4.00% due 1/1/2035	430,000	423,535
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2035	4,400,000	4,541,346
	Chicago Park District (Capital Improvement Plan) GO, Series B, 5.00% due 1/1/2025	1,000,000	1,000,932
	City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue) (BAM), 5.25% due 1/1/2043	1,500,000	1,634,635
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2028	1,475,000	1,480,844
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2033	500,000	502,579
	City of Chicago (Water System), Series A-1, 5.00% due 11/1/2024	1,000,000	1,004,774
	City of Chicago (Water System) (AGM), Series 2017-2, 5.00% due 11/1/2036 - 11/1/2037	5,500,000	5,736,584
	City of Chicago (Water System) (BHAC, AMBAC), 5.75% due 11/1/2030	1,100,000	1,181,221
	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	1,585,000	1,644,425

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	6.00% due 1/1/2038	$ 7,500,000	$ 7,803,165
	City of Chicago Wastewater Transmission Revenue,
	Series C,
	5.00% due 1/1/2028 - 1/1/2029	3,880,000	3,903,099
	5.00% due 1/1/2028 - 1/1/2029 (pre-refunded 1/1/2025)	3,985,000	4,018,243
	City of Joliet (Rock Run Crossing Project) (BAM) GO, 5.50% due 12/15/2042	2,750,000	3,115,189
	Cook County Community College District No. 508 (City Colleges of Chicago) (BAM) GO, 5.00% due 12/1/2043	1,650,000	1,794,886
	County of Cook Sales Tax Revenue,
	5.00% due 11/15/2038	435,000	452,554
	Series A, 5.00% due 11/15/2036 - 11/15/2038	3,160,000	3,413,743
	Illinois (FHLMC, FNMA, GNMA) HDA,
	Series C, 4.70% due 10/1/2044	1,000,000	1,001,288
	Series K, 5.25% due 10/1/2043	2,000,000	2,100,404
	Illinois Finance Authority (Ascension Health Credit Group),
	Series C,
	4.00% due 2/15/2033	800,000	804,548
	5.00% due 2/15/2041	1,305,000	1,333,726
	Illinois Finance Authority (Carle Foundation Obligated Group), Series A, 5.00% due 8/15/2034	1,700,000	1,881,611
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2024 - 8/15/2035	2,500,000	2,507,702
	Monroe & St. Clair Counties Community Unit School District No. 5 (BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	6,285,000	6,434,314
	Moultrie Shelby & Coles Counties Community Unit School District No. 300 (BAM) GO, 5.00% due 12/1/2042 - 12/1/2044	3,375,000	3,513,997
	Regional Transportation Authority (AGM), Series A, 5.75% due 6/1/2034	1,100,000	1,294,756
	Sales Tax Securitization Corp.,
	Series A,
	4.00% due 1/1/2038	2,000,000	2,012,588
	5.00% due 1/1/2029 - 1/1/2044	6,350,000	6,630,299
	Sales Tax Securitization Corp. (BAM), Series A, 5.00% due 1/1/2038	3,075,000	3,197,785
	Southern Illinois University (BAM),
	Series A,
	4.00% due 4/1/2035	600,000	600,400
	5.00% due 4/1/2037 - 4/1/2042	2,040,000	2,188,386
	State of Illinois (AGM) GO, 5.00% due 4/1/2036	500,000	500,620
	State of Illinois GO,
	5.00% due 2/1/2039	670,000	667,923
	5.50% due 5/1/2039	1,500,000	1,643,053
	Series A, 5.00% due 12/1/2034 - 5/1/2040	12,810,000	13,692,141
	Series B, 5.25% due 5/1/2043	3,500,000	3,794,140
	Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	4,432,637
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2030 - 6/15/2032	12,165,000	12,789,017
	Tazewell County School District (NPFG) GO Partial ETM, 9.00% due 12/1/2024	1,205,000	1,231,018
	Will County School District No. 114 Manhattan (BAM) GO,
	5.25% due 1/1/2040 - 1/1/2041	1,000,000	1,110,864
	5.50% due 1/1/2043	2,000,000	2,233,334
	Indiana — 3.5%
	Brownsburg 1999 School Building Corp. (Brownsburg Community School Corp.) (State Intercept), 5.00% due 1/15/2042	1,000,000	1,084,509
[a]	City of Mount Vernon (Southern Indiana Gas & Electric Co.) AMT, 4.25% due 9/1/2055 (put 9/1/2028)	2,000,000	2,003,000
	City of Whiting (BP Products North America, Inc.; Guaranty: BP plc) AMT,
[a]	5.00% due 11/1/2047 (put 11/1/2024)	250,000	250,507
[a]	Series A, 5.00% due 12/1/2044 (put 6/5/2026)	975,000	992,781
	Indiana (Ascension Health Credit Group) HFFA, Series 2001-A-1, 5.00% due 11/15/2036	4,000,000	4,062,688
	Indiana Finance Authority (CWA Authority, Inc.), Series A, 5.00% due 10/1/2035	500,000	572,277
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	8,000,000	7,980,200
	Indiana Finance Authority (Reid Hospital & Health Care Services, Inc. Obligated Group) (AGM), 5.00% due 1/1/2041 - 1/1/2042	2,000,000	2,139,273
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 4.20% due 5/1/2034 (put 9/3/2024)	2,500,000	2,500,000
	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT,
[a]	Series A, 4.00% due 3/1/2038 (put 8/1/2028)	1,500,000	1,507,112
[a]	Series B, 4.00% due 5/1/2043 (put 8/1/2028)	2,500,000	2,507,195
	Indiana Housing & Community Development Authority (FHLMC, FNMA, GNMA), Series B-1, 4.65% due 7/1/2044	2,000,000	2,021,076
	Indiana Municipal Power Agency, Series C, 5.00% due 1/1/2036	1,000,000	1,019,838
	IPS Multi-School Building Corp. (Indianapolis Board of School Commissioners) (State Intercept), 5.50% due 7/15/2042	1,000,000	1,123,966
	Mount Vernon of Hancock County Multi-School Building Corp. (State Intercept), 5.50% due 1/15/2042	1,000,000	1,112,719
	Noblesville Redevelopment Authority, 5.50% due 7/15/2041	1,000,000	1,125,981
	Silver Creek School Building Corp. (State Intercept), 5.25% due 1/15/2042	2,000,000	2,212,172
	Iowa — 1.3%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (put 12/1/2042)	3,000,000	3,154,830

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	$ 4,100,000	$ 4,102,722
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	5,350,000	5,454,758
	Kentucky — 3.5%
[a]	County of Trimble (Louisville Gas & Electric Co.) AMT, Series A, 4.70% due 6/1/2054 (put 6/1/2027)	1,250,000	1,248,661
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	5,000,000	5,112,355
[a]	Kentucky (Republic Services, Inc.) EDFA AMT, Series A, 4.20% due 4/1/2031 (put 9/3/2024)	2,500,000	2,500,000
	Kentucky Housing Corp. (FHLMC, FNMA, GNMA), Series A, 4.35% due 7/1/2044	1,500,000	1,472,871
[a]	Kentucky Public Energy Authority (Guaranty: BP Corp. North America, Inc.), Series B, 5.00% due 1/1/2055 (put 8/1/2032)	8,000,000	8,451,240
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	1,220,000	1,210,278
[a]	5.25% due 4/1/2054 (put 2/1/2032)	10,000,000	10,713,500
	Kentucky State Property & Building Commission,
	Series A,
	4.00% due 11/1/2035	1,000,000	1,006,498
	5.25% due 6/1/2039	3,000,000	3,372,201
	Louisiana — 0.3%
	Jefferson Sales Tax District (AGM), Series B, 5.00% due 12/1/2034	1,000,000	1,050,609
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,048,417
	Maine — 0.1%
	Maine Health & Higher Educational Facilities Authority (AGM), Series A, 5.00% due 7/1/2041 - 7/1/2043	625,000	688,318
	Massachusetts — 0.1%
	Massachusetts Bay Transportation Authority Assessment Revenue (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,116,303
	Michigan — 2.0%
	Detroit City School District (School Building & Site Improvement) (AGM, Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,261,828
	Detroit City School District (School Building & Site) (AGM, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,162,247
	Kalamazoo Hospital Finance Authority (Bronson Health Care Group Obligated Group), 4.00% due 5/15/2036	1,985,000	1,986,765
	Kalamazoo Hospital Finance Authority (Bronson Healthcare), Series A, 5.25% due 5/15/2026	75,000	75,069
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2036	2,000,000	2,227,430
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	680,000	680,644
	Michigan Finance Authority (Henry Ford Health System Obligated Group), 4.00% due 11/15/2035	450,000	443,447
	Michigan Finance Authority (Trinity Health Corp. Obligated Group),
	Series A, 4.00% due 12/1/2040	6,200,000	6,173,718
	Series A-MI, 4.00% due 12/1/2036	1,445,000	1,449,880
	Michigan HDA, Series B, 2.95% due 12/1/2039	2,000,000	1,742,132
	Wayne County Airport Authority (AGM) AMT, Series B, 5.50% due 12/1/2043	675,000	748,956
	Minnesota — 0.6%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	1,496,779	1,595,323
	Duluth Multifamily Tax-Exempt Mtg (Steele Pennel Park LLC) HDA, Series 2024-08FN Class PT, 4.50% due 8/1/2041	4,600,000	4,600,143
	Mississippi — 1.0%
[a]	County of Warren (International Paper Co.), Series A, 1.375% due 5/1/2034 (put 6/16/2025)	1,625,000	1,584,672
	Mississippi Development Bank (Jackson Public School District) (BAM), 5.25% due 10/1/2037 - 10/1/2038	5,250,000	5,597,239
	Mississippi Home Corp. (FHLMC, FNMA, GNMA), Series A, 4.375% due 12/1/2044	3,000,000	2,919,225
	Missouri — 0.1%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2044	700,000	738,230
	Montana — 0.2%
	Montana Board of Housing, Series B, 4.80% due 12/1/2043	2,000,000	2,058,374
	Nebraska — 0.4%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	2,000,000	2,103,386
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	500,000	522,751
	Series A, 5.00% due 9/1/2031	1,000,000	1,056,777
	Nevada — 0.5%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2037	1,060,000	1,087,799
	City of Las Vegas Special Improvement District No. 814 (Summerlin Village 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	1,015,000	858,671
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	1,000,000	1,009,029
[a,b]	State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) AMT, 4.00% due 1/1/2050 (put 1/30/2025)	1,500,000	1,498,426
	New Jersey — 3.9%
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.25% due 11/1/2042	4,000,000	4,413,572
	New Jersey (School Facilities Construction) (AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,131,184
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N1, 5.50% due 9/1/2027	1,700,000	1,809,726
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series EEE, 5.00% due 6/15/2043	545,000	568,603
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2027 - 7/1/2028	2,815,000	2,817,299

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	New Jersey Higher Education Student Assistance Authority AMT,
	Series A, 5.00% due 12/1/2032	$ 1,500,000	$ 1,587,872
	Series B, 5.00% due 12/1/2032	750,000	793,614
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2032 - 12/15/2035	5,300,000	5,635,821
	Series AA,
	5.00% due 6/15/2035 - 6/15/2040	1,800,000	1,955,043
	5.25% due 6/15/2043	3,100,000	3,271,418
	Series BB-1, 5.00% due 6/15/2034	2,000,000	2,126,752
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A, 5.00% due 6/15/2031	1,000,000	1,023,410
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds),
	Series AA, 5.00% due 6/15/2038	3,500,000	3,699,976
	Series CC, 5.00% due 6/15/2042	3,750,000	4,066,012
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034 - 12/15/2039	2,000,000	2,130,893
	New Mexico — 1.2%
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2035	500,000	547,103
[a]	City of Farmington (Public Service Co. of New Mexico), Series E, 3.875% due 6/1/2040 (put 6/1/2029)	2,000,000	2,012,684
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	1,000,000	991,283
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group),
	Series A, 5.00% due 7/1/2033	360,000	346,903
	Series LA, 5.00% due 7/1/2032	575,000	558,851
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2036 - 8/1/2037	1,955,000	2,098,376
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AGM), 4.00% due 12/1/2035 - 12/1/2040	1,910,000	1,927,519
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series A Class I, 4.50% due 9/1/2044	3,000,000	3,000,216
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 4.00% due 9/1/2040	825,000	788,595
	New York — 6.9%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools), 5.00% due 7/1/2042	2,300,000	2,388,451
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	1,000,000	1,076,035
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2027	4,530,000	4,534,317
	Series J, 5.00% due 8/1/2030 - 8/1/2031	9,000,000	9,008,215
	City of New York GO,
	Series A, 5.00% due 8/1/2039	500,000	537,562
	Series D-1, 5.25% due 5/1/2040 - 5/1/2041	2,500,000	2,816,329
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA), 5.00% due 10/1/2040	3,100,000	3,369,905
	Metropolitan Transportation Authority,
	Series D, 5.00% due 11/15/2030 - 11/15/2035	8,295,000	8,586,506
	Series D-1, 5.00% due 11/15/2031	2,285,000	2,323,646
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2035 - 11/15/2036	1,820,000	1,871,229
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD), Series A, 4.45% due 8/1/2043	1,500,000	1,503,582
	New York City Housing Development Corp. (HUD), Series B, 5.05% due 11/1/2043	4,250,000	4,455,568
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	1,230,000	1,359,247
	Series A2, 5.00% due 5/1/2039	1,000,000	1,070,179
	Series A-3, 4.00% due 8/1/2042	2,500,000	2,469,862
	New York State Dormitory Authority (BAM), Series A, 5.00% due 10/1/2042	5,000,000	5,380,445
	New York State Thruway Authority (State of New York Personal Income Tax Revenue), 5.00% due 3/15/2041	1,500,000	1,662,340
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2041 - 3/15/2042	4,300,000	4,655,595
	Port Authority of New York & New Jersey AMT,
	Series 186, 5.00% due 10/15/2037	3,000,000	3,004,302
	Series 207, 5.00% due 9/15/2030	1,400,000	1,457,176
	State of New York Mortgage Agency (SONYMA) AMT,
	Series 248, 4.05% due 10/1/2031	2,035,000	1,905,432
	Series 253, 4.70% due 10/1/2038	995,000	983,368
	Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	278,849
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series A, 4.00% due 5/15/2040	1,500,000	1,505,938
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2029	250,000	255,092
	North Carolina — 1.0%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,197,060
	City of Shelby (Standard Laurel Venture LP) (FNMA), 4.25% due 8/1/2040	2,100,000	2,092,734
	Greater Asheville Regional Airport Authority (AGM) AMT, 5.25% due 7/1/2042 - 7/1/2043	1,450,000	1,592,139
	North Carolina Medical Care Commission (Plantation Village Obligated Group), Series A, 4.00% due 1/1/2041	1,020,000	950,998
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030 (pre-refunded 6/1/2025)	3,000,000	3,047,202
	Ohio — 1.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Cincinnati City School District (School Improvement Project) COP, 5.00% due 12/15/2031 (pre-refunded 12/15/2024)	$ 3,075,000	$ 3,098,210
	City of Cleveland (Various Municipal Capital Improvements) GO, 5.00% due 12/1/2024	1,000,000	1,001,022
	City of Cleveland GO, 5.00% due 12/1/2026	15,000	15,014
	Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	1,808,612
	Northeast Ohio Medical University (BAM),
	5.00% due 12/1/2038 - 12/1/2041	2,420,000	2,611,152
	Series B, 4.00% due 12/1/2038 - 12/1/2042	1,860,000	1,786,276
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2037	840,000	922,962
	Ohio Housing Finance Agency (FHLMC, FNMA, GNMA), Series B, 4.80% due 9/1/2043	970,000	967,650
	Polaris Career Center COP, 5.00% due 11/1/2041	1,150,000	1,161,568
	Oklahoma — 1.0%
	Clinton Public Works Authority, 5.00% due 10/1/2039	3,335,000	3,579,626
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2025	850,000	858,871
	Oklahoma County Finance Authority (Oklahoma County ISD No. 4 Choctaw-Nicoma Park), 4.00% due 9/1/2038	5,000,000	5,024,620
	Oregon — 0.0%
	Salem Hospital Facility Authority (Capital Manor, Inc. Obligated Group), 4.00% due 5/15/2040	500,000	444,796
	Pennsylvania — 5.3%
	City of Philadelphia (Pennsylvania Gas Works),
	Series 13, 5.00% due 8/1/2032 - 8/1/2034	2,300,000	2,320,711
	Series 14, 5.00% due 10/1/2034	500,000	511,654
	City of Philadelphia (Philadelphia Gas Works), Series 15, 5.00% due 8/1/2042	2,500,000	2,566,457
	City of Philadelphia Airport Revenue (AGM) AMT, 4.00% due 7/1/2041	2,000,000	1,912,194
	City of Philadelphia Airport Revenue AMT,
	Series B, 5.00% due 7/1/2033 - 7/1/2037	2,250,000	2,295,592
	Series C, 5.00% due 7/1/2032	1,380,000	1,450,601
	City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2035 - 9/1/2036	1,215,000	1,270,119
	County of Luzerne (AGM) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,044,877
	Luzerne County (AGM) IDA GO, 5.00% due 12/15/2025	545,000	555,783
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	3,573,038
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	1,000,000	1,006,606
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.50% due 6/30/2043	6,000,000	6,570,942
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, Series B-2, 5.00% due 7/1/2042	1,250,000	1,284,425
	Pennsylvania (UPMC Obligated Group) EDFA,
	Series A,
	4.00% due 10/15/2037	1,000,000	1,009,485
	5.00% due 2/15/2036	1,000,000	1,102,014
	Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group), Series A, 4.00% due 8/15/2042	1,000,000	1,000,036
	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP) (FNMA, HUD), Series A, 5.55% due 11/1/2042	1,100,000	1,254,672
	Pennsylvania Housing Finance Agency AMT, 5.00% due 4/1/2027	1,500,000	1,510,713
	Pennsylvania State Public School Building Authority (Philadelphia School District) (AGM, State Aid Withholding), Series B, 5.00% due 6/1/2027	5,000,000	5,211,225
	Pennsylvania Turnpike Commission, Series 2, 5.00% due 12/1/2036	1,150,000	1,198,778
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2032 - 4/1/2036	11,125,000	11,558,362
	Rhode Island — 0.6%
	Rhode Island Housing & Mortgage Finance Corp. (GNMA), Series 81-A, 5.25% due 10/1/2043	2,000,000	2,127,216
	State of Rhode Island & Providence Plantations (Training School Project) COP, Series B, 5.00% due 10/1/2024	3,595,000	3,598,638
	South Carolina — 2.6%
	City of Myrtle Beach (Municipal Sports Complex), Series B, 5.00% due 6/1/2028 - 6/1/2030	2,000,000	2,002,224
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	6,000,000	6,477,228
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	9,500,000	10,145,515
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	2,000,000	1,983,014
	South Carolina State Housing Finance & Development Authority, Series A, 4.50% due 7/1/2044	5,000,000	5,065,785
	South Dakota — 0.4%
	South Dakota (FHLMC, FNMA, GNMA) HDA, Series A, 4.45% due 11/1/2044	2,500,000	2,485,280
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2028 - 11/1/2029	1,800,000	1,824,608
	Tennessee — 2.7%
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2043 - 7/1/2044	975,000	1,040,308
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2026 - 7/1/2033	2,320,000	2,434,232
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	2,000,000	1,999,558
	Tennessee (FHLMC, FNMA, GNMA) HDA, Series 3A, 5.20% due 7/1/2043	1,975,000	2,089,611
[a]	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.), Series A-1, 5.00% due 5/1/2053 (put 5/1/2028)	5,000,000	5,194,455
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	11,785,000	12,449,155
	Tennessee HDA, Series 2A, 4.45% due 7/1/2043	1,000,000	991,027

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Texas — 10.7%
	Calallen (PSF-GTD) ISD GO, 5.00% due 2/15/2043	$ 750,000	$ 820,585
	Celina (PSF-GTD) ISD GO, 5.00% due 2/15/2042 - 2/15/2043	1,250,000	1,376,891
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2035 - 11/15/2042	5,740,000	6,134,558
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025 - 2/15/2034	9,720,000	9,794,075
	City of Galveston (Galveston Island Convention Center) (AGM), Series B, 5.00% due 9/1/2024	575,000	575,587
[c]	City of Grapevine (CTFS Obligation) GO, 4.00% due 2/15/2044	2,405,000	2,343,023
	City of Houston Airport System Revenue (AGM) AMT, Series A, 5.25% due 7/1/2042	1,000,000	1,104,259
	City of Houston Airport System Revenue AMT,
	Series A,
	4.00% due 7/1/2041	1,310,000	1,265,231
	5.00% due 7/1/2033 - 7/1/2041	2,500,000	2,610,341
	City of McAllen (International Toll Bridge Revenue) (AGM), Series A, 5.00% due 3/1/2029 - 3/1/2032	4,730,000	4,826,488
	City of New Braunfels Utility System Revenue, 5.00% due 7/1/2042	1,750,000	1,930,598
	City of Port Arthur (CTFS Obligation) (BAM) GO,
	4.00% due 2/15/2040 - 2/15/2042	1,750,000	1,780,185
	5.00% due 2/15/2039 - 2/15/2043	2,350,000	2,627,922
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2024 - 7/1/2025	3,225,000	3,225,746
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2040	2,000,000	2,204,728
[a]	City of San Antonio Electric & Gas Systems Revenue, Series A, 1.75% due 2/1/2033 (put 12/1/2024)	3,995,000	3,948,730
	Clifton Higher Education Finance Corp. (Braination, Inc.) (PSF-GTD), 5.25% due 8/15/2044	750,000	824,080
	Clifton Higher Education Finance Corp. (IDEA Public Schools) (PSF-GTD), 4.00% due 8/15/2044	5,000,000	4,915,120
	Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.) (PSF-GTD), Series A, 4.00% due 8/15/2044	1,280,000	1,247,959
	Corpus Christi (PSF-GTD) ISD GO, 4.00% due 8/15/2043	1,500,000	1,486,593
	County of Bexar GO, 4.00% due 6/15/2036	1,000,000	1,005,208
	Crosby (PSF-GTD) ISD GO, 4.00% due 2/15/2042	1,000,000	998,214
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), Series A, 5.00% due 3/1/2034	1,185,000	1,306,241
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group),
	5.00% due 7/1/2040	5,000,000	5,098,430
	Series A, 5.00% due 12/1/2028	3,000,000	3,014,589
	Hays Consolidated (PSF-GTD) ISD GO, 4.00% due 2/15/2043	1,000,000	991,018
	Houston (PSF-GTD) ISD GO, Series A, 4.00% due 2/15/2041	4,900,000	4,831,032
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2039	750,000	774,061
	Series A,
	5.00% due 5/15/2039	500,000	536,489
	5.25% due 5/15/2042	1,410,000	1,551,214
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	2,000,000	1,950,194
	Mission Economic Development Corp. (Republic Services, Inc.) AMT,
[a]	4.00% due 6/1/2054 (put 6/1/2034)	1,000,000	1,016,633
[a]	4.05% due 1/1/2026 (put 8/1/2024)	2,500,000	2,500,000
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2042	600,000	645,973
	North Texas Tollway Authority (North Texas Tollway System), Series A, 4.125% due 1/1/2040	1,500,000	1,523,778
	Pecos Barstow Toyah (PSF-GTD) ISD GO, 5.00% due 2/15/2043	1,000,000	1,014,785
	Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group), Series B, 5.00% due 7/1/2036	1,185,000	1,258,122
	Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group), Series A, 4.00% due 11/15/2036	1,000,000	996,774
[a]	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group), Series A, 5.00% due 7/1/2053 (put 7/1/2032)	2,000,000	2,170,118
	Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), 5.00% due 10/1/2040	3,520,000	3,836,448
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	6,000,000	6,685,584
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.25% due 5/1/2040	500,000	552,113
	Texas State Technical College (AGM), Series A, 5.50% due 8/1/2042	2,000,000	2,247,824
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	3,350,000	3,352,365
	Waco Educational Finance Corp. (Baylor University Issue), 4.00% due 3/1/2041	850,000	853,800
	Utah — 0.8%
	City of Salt Lake City Airport Revenue AMT, Series A, 5.00% due 7/1/2030 - 7/1/2031	5,275,000	5,405,297
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	500,000	520,759
	Utah Housing Corp. (FHLMC, FNMA, GNMA), Series C, 4.45% due 1/1/2044	1,350,000	1,342,489
	Utah Telecommunication Open Infrastructure Agency, 5.50% due 6/1/2040	500,000	571,154
	Virginia — 1.2%
	Richmond Redevelopment & Housing Authority (Chippenham Place LP) (FNMA), Series FN, 4.50% due 5/1/2040	999,555	1,005,856
	Virginia HDA, Series D, 4.50% due 8/1/2043	2,000,000	2,030,898
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029	850,000	891,566
[a]	Wise County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 11/1/2040 (put 5/28/2027)	8,250,000	8,254,142
	Washington — 0.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Clark County Public Utility District No. 1, 5.00% due 1/1/2040 - 1/1/2041	$ 1,000,000	$ 1,104,336
	State of Washington GO, Series 2021A, 5.00% due 6/1/2040	2,225,000	2,408,947
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2043	1,000,000	1,042,021
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.875% due 7/1/2043	1,000,000	1,100,289
	Wisconsin — 2.3%
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2028 - 1/1/2042	5,235,000	5,215,827
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2040 - 6/1/2041	525,000	496,508
	Racine (AGM) USD GO, 5.00% due 4/1/2039 - 4/1/2042	3,850,000	4,169,091
	Wisconsin Health & Educational Facilities Authority (Ascension Health), Series A, 5.00% due 11/15/2036	2,380,000	2,427,643
	Wisconsin Housing & EDA (Flats at Bishops Woods LP) (FNMA), Series E, 4.75% due 6/1/2043	3,601,000	3,698,935
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA), Series A, 4.85% due 9/1/2043	5,000,000	5,180,900
	WPPI Energy, Series A, 5.00% due 7/1/2032 - 7/1/2034	1,485,000	1,574,498
	Total Long-Term Municipal Bonds — 94.9% (Cost $920,554,338)		939,352,864
	Short-Term Municipal Bonds — 5.4%
	Florida — 0.0%
[a]	County of Manatee (Florida Power & Light Co.), 4.90% due 9/1/2024 (put 7/1/2024)	500,000	500,000
	Kentucky — 2.0%
	County of Meade (Nucor Corp.) AMT,
[a]	Series A-1, 5.40% due 7/1/2060 - 8/1/2061 (put 7/1/2024)	11,560,000	11,560,000
[a]	Series A-2, 5.40% due 7/1/2060 (put 7/1/2024)	7,950,000	7,950,000
	New York — 0.3%
[a]	City of New York (SPA Barclays Bank plc) GO, Series B-5, 4.90% due 10/1/2046 (put 7/1/2024)	2,000,000	2,000,000
[a]	Metropolitan Transportation Authority (LOC Barclays Bank plc), Series E 1, 4.90% due 11/15/2050 (put 7/1/2024)	1,000,000	1,000,000
	Texas — 3.1%
[a,b]	Deutsche Bank Spears/Lifers Trust (Guaranty: Deutsche Bank AG), Series 2024-DBE-8123, 5.10% due 7/1/2063 (put 7/1/2024)	5,000,000	5,000,000
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 5.00% due 4/1/2040 (put 7/1/2024)	25,450,000	25,450,000
	Total Short-Term Municipal Bonds — 5.4% (Cost $53,460,000)		53,460,000
	Total Investments — 100.3% (Cost $974,014,338)		$992,812,864
	Liabilities Net of Other Assets — (0.3)%		(3,448,206)
	Net Assets — 100.0%		$989,364,658

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2024.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $23,349,087, representing 2.36% of the Fund’s net assets.
c	When-issued security.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2024 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
LOC	Letter of Credit
Mtg	Mortgage
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.